UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:            September 30, 2002

Check here if Amendment    [ ];          Amendment Number:
This Amendment (Check only one.):        [ ]   is a restatement
                                         [ ]   adds new holding entries

Institutional Investment Manager Filing this report:

Name:          Lloyds TSB Offshore Private Banking (Guernsey) Limited
Address:       Sarnia House
               Le Truchot
               St Peter Port
               Guernsey GY1 4EN

13F File Number: 028-10238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          K J Hawkins
Title:         Director of Group Financial Control and Shared Services
Phone:         (+44) 20 7356 1363
Signature:     /s/ K J Hawkins


Date:          November 12, 2002

Report Type (check only one.):

[   ]          13F HOLDINGS REPORT.
[ X ]          13F NOTICE.
[   ]          13F COMBINATION REPORT.

List of other Managers reporting for this Manager:
               Lloyds TSB Bank plc